STOCKHOLDERS' DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 8 - Stockholders’ Deficit

Common Stock

During the three months ended March 31, 2014, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $2,247,746 in exchange for 2,996,995 common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 pershare.

The warrants were fully vested on the date of the grant. The warrants carried provisions that were deemed to be down round price protection features.. The Company reclassified $1,097,800 for the fair value of the warrants to derivative liabilities and will be marked to market for each reporting period.

Note 10 - Stockholders’ Deficit

Common Stock

As of December 31, 2013 the Company is authorized to issue up to 50,000,000 shares of common stock with $0.001 par value. The ordinary shares confer upon their holders the right to participate and vote in general stockholders’ meetings of the Company and to share in the distribution of dividends, if any, declared by the Company.

During the year ended December 31, 2012, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the Company issued 2,250,000 shares in exchange for $810,000 of cash proceeds.

During the year ended December 31, 2013, the Company entered into an investment agreement with a group of investors. Pursuant to the agreement, the investors contributed to the Company the amount of $551,497 in exchange for 735,327 of common shares. Each unit was sold for $0.75 and consisted of 1 share of common stock and 1 five-year warrant, which entitles the holder to purchase 1 share of common stock at an exercise price of $0.75 per share.

The warrants carried provisions that were deemed to be “down round” price protection features. The Company reclassified approximately $231,200 for the fair value of the warrants to derivative liabilities which will be marked to market at each reporting period.

On November 11, 2013, the Company issued 2,699,880 common shares for settlement of approximately $511,200 of convertible notes which was 770,283 shares in excess of the contractual amount in the conversion provision. The fair value of the shares issued by the Company in excess was $309,890. Accordingly, the Company recorded a charge of this amount to interest expense. (see Note 6).